1

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2022 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 98.1%

ALABAMA – 0.3%

HIGHER EDUCATION – 0.3%

University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	$1,000,000	$1,142,290

TOTAL ALABAMA		$1,142,290

ALASKA – 0.6%

HIGHER EDUCATION – 0.6%

University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	2,031,146

TOTAL ALASKA		$2,031,146

ARIZONA – 2.2%

DEVELOPMENT – 0.0%**

Industrial Development Authority of the City of Phoenix, AZ, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	120,000	133,116

EDUCATION – 1.4%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A)

5.00%, 11/01/26	1,000,000	1,157,571

5.00%, 11/01/30	1,000,000	1,193,789

5.00%, 11/01/32	865,000	1,028,612

La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions – Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	1,300,000	1,438,249

TOTAL EDUCATION		$4,818,221

MEDICAL – 0.8%

Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A)

5.00%, 09/01/34	1,000,000	1,245,970

5.00%, 09/01/35	725,000	900,797

5.00%, 09/01/36	500,000	620,547

TOTAL MEDICAL		$2,767,314

TOTAL ARIZONA		$7,718,651

ARKANSAS – 1.4%

SCHOOL DISTRICT – 0.5%

Siloam Springs School District No. 21 of Benton County, AR, GO Limited, Current Refunding Bonds, (State Aid Withholding), AD Valorem Property Tax, 2.00%, 06/01/24	1,720,000	1,754,446

Description	Par Value	Value

WATER – 0.9%

Fort Smith, Water & Sewer, AR, Advance Refunding Revenue Bonds, (BAM), 5.00%, 10/01/28	$2,815,000	$3,260,196

TOTAL ARKANSAS		$5,014,642

CALIFORNIA – 2.0%

AIRPORT – 0.3%

City of Los Angeles Department of Airports, CA, Current Refunding Revenue Bonds, (Series B), 5.00%, 05/15/32	800,000	950,610

EDUCATION – 0.0%**

Sulphur Springs Union School District, CA, Refunding Bonds, Certificates of Participation, Prerefunded/ETM, (AGM), 6.50%, 12/01/37	5,000	5,430

GENERAL – 0.3%

Salinas Public Facilities, Inc., CA, Revenue Bonds, (City of Salinas Public Safety Building Project), 4.00%, 12/01/29	1,000,000	1,110,102

GENERAL OBLIGATIONS – 1.2%

State of California, CA, GO Unlimited, Current Refunding, 5.00%, 04/01/32	2,250,000	2,931,543

State of California, CA, GO Unlimited, Current Refunding, (AGM), 5.25%, 08/01/32	1,000,000	1,317,540

TOTAL GENERAL OBLIGATIONS		$4,249,083

HIGHER EDUCATION – 0.0%**

California Educational Facilities Authority, CA, Revenue Bonds, (Pooled College and University Projects), (1999 Series B), Prerefunded/ETM, 5.25%, 04/01/24	5,000	5,245

POWER – 0.2%

M-S-R Public Power Agency, CA, Revenue Bonds, (Series E), (NATL), Prerefunded/ETM, 6.00%, 07/01/22	60,000	61,374

Redding, CA, Electric System Revenue Bonds, (NATL), Prerefunded/ETM, 6.37%, 07/01/22	270,000	276,346

Sacramento Municipal Utility District, CA, Revenue Bonds, (Series K-BHAC-CR), (BHAC-CR AMBAC), 5.25%, 07/01/24	460,000	488,096

TOTAL POWER		$825,816

TOTAL CALIFORNIA		$7,146,286

COLORADO – 3.4%

AIRPORT – 0.9%

City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,973,247

January 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

HIGHER EDUCATION – 0.7%

Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	$2,000,000	$2,588,507

HOUSING – 0.5%

Colorado Housing and Finance Authority, CO, Single Family Revenue Bonds, (Series B), 3.75%, 05/01/50	1,695,000	1,803,824

MEDICAL – 0.7%

Colorado Health Facilities Authority, CO, Advance Refunding Revenue Bonds, (NCMC, Inc. Project), Prerefunded/ETM, 5.00%, 05/15/26	100,000	115,078

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49Δ	2,000,000	2,266,738

TOTAL MEDICAL		$2,381,816

WATER – 0.6%

City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	2,072,141

TOTAL COLORADO		$11,819,535

CONNECTICUT – 4.3%

GENERAL OBLIGATIONS – 1.0%

State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	3,056,182

State of Connecticut, CT, GO Unlimited, Refunding Notes, (Series E), 5.00%, 09/15/27	500,000	596,517

TOTAL GENERAL OBLIGATIONS		$3,652,699

HIGHER EDUCATION – 1.3%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,603,839

University of Connecticut, CT, Revenue Bonds, (Series A) 5.00%, 03/15/31	1,480,000	1,688,960

5.00%, 01/15/33	1,000,000	1,156,556

TOTAL HIGHER EDUCATION		$4,449,355

HOUSING – 1.2%

Connecticut Housing Finance Authority, CT, Current Refunding Revenue Bonds, (Home Mortgage Finance Program), (Sub-Series D-1), 4.00%, 11/15/49	2,635,000	2,861,144

Connecticut Housing Finance Authority, CT, Revenue Bonds, (Sub-Series A-2), 4.00%, 11/15/41	1,245,000	1,312,958

TOTAL HOUSING		$4,174,102

MEDICAL – 0.6%

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1)
4.00%, 07/01/28	685,000	781,786

Description	Par Value	Value

4.00%, 07/01/29	$500,000	$577,197
4.00%, 07/01/30	600,000	692,826

TOTAL MEDICAL		$2,051,809

TRANSPORTATION – 0.2%

Connecticut State Special Tax Revenue, CT, Highways Improvement Revenue Bonds, (Series A), 5.00%, 05/01/25	625,000	700,635

TOTAL CONNECTICUT		$15,028,600

DISTRICT OF COLUMBIA – 1.9%

GENERAL – 0.7%

Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)

5.00%, 10/01/30	610,000	763,801

5.00%, 10/01/31	875,000	1,091,303

5.00%, 10/01/32	500,000	621,944

TOTAL GENERAL		$2,477,048

GENERAL OBLIGATIONS – 0.7%

District of Columbia, DC, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/01/31	2,080,000	2,452,050

TRANSPORTATION – 0.5%

Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,763,118

TOTAL DISTRICT OF COLUMBIA		$6,692,216

FLORIDA – 5.3%

AIRPORT – 0.3%

Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,149,867

GENERAL OBLIGATIONS – 0.7%

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,268,391

HIGHER EDUCATION – 1.5%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)

5.00%, 04/01/28	750,000	891,560

5.00%, 04/01/30	750,000	888,518

5.00%, 04/01/31	750,000	888,248

5.00%, 04/01/33	750,000	886,408

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,840,119

TOTAL HIGHER EDUCATION		$5,394,853

HOUSING – 1.5%

Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), (Series A), Prerefunded/ETM, 3.25%, 12/01/27	435,000	464,816

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), (Series C), Prerefunded/ETM, 5.38%, 12/01/52	$415,000	$450,869

Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A)

5.00%, 02/01/25	500,000	552,134

5.00%, 02/01/26	500,000	566,061

Pinellas County Housing Finance Authority, FL, Single Family Revenue Bonds, (Series A), 4.00%, 03/01/50	2,915,000	3,112,466

TOTAL HOUSING		$5,146,346

WATER – 1.3%

Miami-Dade County, FL, Current Refunding Revenue Bonds, 5.00%, 04/01/27	1,455,000	1,714,256

Miami-Dade County, FL, Water & Sewer System, Advance Refunding Revenue Bonds, (Series B), 5.00%, 10/01/30	2,645,000	2,981,638

TOTAL WATER		$4,695,894

TOTAL FLORIDA		$18,655,351

GEORGIA – 1.4%

GENERAL – 1.0%

Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	249,000	270,795

Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A), 4.00%, 07/01/52Δ	3,000,000	3,362,256

TOTAL GENERAL		$3,633,051

HOUSING – 0.4%

Development Authority of Bulloch County, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), Unrefunded, 5.00%, 07/01/31	1,260,000	1,475,354

TOTAL GEORGIA		$5,108,405

ILLINOIS – 12.3%

AIRPORT – 0.7%

Chicago Midway International Airport, IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/29	2,250,000	2,397,474

GENERAL – 4.0%

Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), Prerefunded/ETM, 7.00%, 07/01/26	7,620,000	8,703,369

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,849,758

Sales Tax Securitization Corp., IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/26	2,000,000	2,256,321

Sales Tax Securitization Corp., IL, Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/28	1,000,000	1,190,960

Description	Par Value	Value

Village of Matteson, IL, Revenue Bonds, Public Improvements, (Capital Appreciation Debt Certificates), Prerefunded/ETM, 8.00%, 12/01/29	$220,000	$225,317

TOTAL GENERAL		$14,225,725

GENERAL OBLIGATIONS – 6.0%

Chicago Park District, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series D)

5.00%, 01/01/26	1,250,000	1,335,954

5.00%, 01/01/27	3,455,000	3,688,552

Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A)

5.00%, 01/01/25	3,000,000	3,286,943

5.00%, 01/01/32	3,000,000	3,587,960

Cook County, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), (AGM), 5.00%, 11/15/26	2,050,000	2,369,090

Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Water Utility & Sewer Improvements), AD Valorem Property Tax, (Series C-Green Bond), 5.00%, 12/01/28	5,040,000	5,578,159

State of Illinois, IL, GO Unlimited, Current Refunding, (Series A), 5.00%, 10/01/33	1,000,000	1,162,612

TOTAL GENERAL OBLIGATIONS		$21,009,270

HOUSING – 1.0%

Illinois Housing Development Authority, IL, Multi Family Revenue Bonds, (Marshall Field Garden Apartment Homes), 1.06%, 05/15/50Δ	925,000	946,887

Illinois Housing Development Authority, IL, Single Family Revenue Bonds, (Series A), 3.75%, 04/01/50	2,395,000	2,565,624

TOTAL HOUSING		$3,512,511

MEDICAL – 0.1%

Illinois Health Facilities Authority, IL, Refunding Revenue Bonds, (Evangelical Hospital), (Series A), Prerefunded/ETM, 6.25%, 04/15/22	175,000	177,108

Illinois Health Facilities Authority, IL, Revenue Bonds, (Ancilla Systems Inc.), (Series B), (NATL), Prerefunded/ETM, 5.25%, 07/01/22	45,000	45,881

Illinois Health Facilities Authority, IL, Revenue

Bonds, (Evangelical Hospital), (Series C), Prerefunded/ETM, 6.25%, 04/15/22	5,000	5,059

TOTAL MEDICAL		$228,048

TRANSPORTATION – 0.5%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,753,078

TOTAL ILLINOIS		$43,126,106

INDIANA – 2.3%

DEVELOPMENT – 2.1%

Whiting, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44Δ	6,500,000	7,446,771

January 31, 2022 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

HOUSING – 0.2%

Indiana Housing & Community Development Authority, IN, Current Refunding Revenue Bonds, (Series C-2), 4.00%, 01/01/37	$690,000	$710,886

TOTAL INDIANA		$8,157,657

KENTUCKY – 2.2%

GENERAL – 2.2%

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50Δ	2,000,000	2,229,682

Kentucky State Property & Building Commission, KY, Revenue Bonds, Public Improvements, (Project No. 119), 5.00%, 05/01/25	2,000,000	2,242,712

Scott County School District Finance Corp., KY, Revenue Bonds, (ST INTERCEPT), 4.00%, 02/01/30	3,000,000	3,465,691

TOTAL KENTUCKY		$7,938,085

MARYLAND – 1.0%

AIRPORT – 0.8%

Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B)

5.00%, 08/01/28	730,000	871,384

5.00%, 08/01/29	500,000	605,720

5.00%, 08/01/30	515,000	634,350

5.00%, 08/01/31	650,000	810,489

TOTAL AIRPORT		$2,921,943

TRANSPORTATION – 0.2%

Maryland State Department of Transportation, MD, Highways Improvement Revenue Bonds, 4.00%, 05/01/30	500,000	571,589

TOTAL MARYLAND		$3,493,532

MASSACHUSETTS – 4.0%

GENERAL OBLIGATIONS – 1.0%

Commonwealth of Massachusetts, MA, GO Limited, (Series B), 5.00%, 01/01/31	3,000,000	3,593,337

HIGHER EDUCATION – 0.7%

Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Simmons University), (Series L)
5.00%, 10/01/30	1,180,000	1,405,616
5.00%, 10/01/31	1,000,000	1,188,148

TOTAL HIGHER EDUCATION		$2,593,764

MEDICAL – 1.2%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,138,893

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Partners Healthcare System), 5.00%, 07/01/33	2,455,000	2,906,816

TOTAL MEDICAL		$4,045,709

Description	Par Value	Value

STUDENT LOAN – 0.7%

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Issue K), (Series A), 5.00%, 07/01/25	$2,200,000	$2,428,489

WATER – 0.4%

Massachusetts Water Resources Authority, MA, Refunding Revenue Bonds, (Series B), (AGM), 5.25%, 08/01/33	1,000,000	1,363,751

TOTAL MASSACHUSETTS		$14,025,050

MICHIGAN – 4.4%

GENERAL – 1.6%

Michigan Finance Authority, MI, Revenue Bonds, (Series H-1), 5.00%, 10/01/25	5,215,000	5,748,128

MEDICAL – 1.2%

Kalamazoo Hospital Finance Authority, MI, Advance Refunding Revenue Bonds, (Unrefunded – Bronson Health), Prerefunded/ETM, 5.00%, 05/15/30	2,045,000	2,346,618

Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Beaumont Health Credit Group), (Series A), 5.00%, 08/01/31	1,655,000	1,803,449

TOTAL MEDICAL		$4,150,067

SCHOOL DISTRICT – 1.1%

Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax

4.00%, 05/01/33	1,330,000	1,498,522

4.00%, 05/01/34	1,000,000	1,126,054

Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,165,842

TOTAL SCHOOL DISTRICT		$3,790,418

WATER – 0.5%

Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AGC-ICC FGIC) AGC , 5.50%, 07/01/29	150,000	176,642

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Local Government Loan Program), (Series C), 5.00%, 07/01/34	1,450,000	1,616,907

TOTAL WATER		$1,793,549

TOTAL MICHIGAN		$15,482,162

MINNESOTA – 0.8%

HOUSING – 0.8%

Coon Rapids, MN, Multi Family Revenue Bonds, (Galway Place Community Plaza Projects), (Series A), 2.70%, 08/01/35	2,654,657	2,709,732

TOTAL MINNESOTA		$2,709,732

NEBRASKA – 0.7%

HOUSING – 0.7%

Nebraska Investment Finance Authority, NE, Revenue Bonds, (Series E), 3.75%, 09/01/49	2,320,000	2,429,184

TOTAL NEBRASKA		$2,429,184

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

NEW JERSEY – 5.2%

EDUCATION – 0.3%

New Jersey Economic Development Authority, NJ, Revenue Bonds, School Improvements, (Series DDD), 5.00%, 06/15/33	$1,100,000	$1,265,571

GENERAL – 3.2%

Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AGM), 5.75%, 11/01/28	950,000	1,126,045

New Jersey Economic Development Authority, NJ, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	1,305,000	1,391,449

New Jersey Economic Development Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 06/15/24	225,000	244,525

New Jersey Sports & Exposition Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 09/01/24	1,685,000	1,844,046

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System)
5.00%, 12/15/28	2,135,000	2,560,951
5.00%, 12/15/34	3,000,000	3,525,034

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	599,642

TOTAL GENERAL		$11,291,692

HIGHER EDUCATION – 1.3%

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Rowan University Project), (Series B), 5.00%, 07/01/27	2,000,000	2,231,800

New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Montclair State University), (Series B), 5.00%, 07/01/30	1,000,000	1,149,233

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,154,111

TOTAL HIGHER EDUCATION		$4,535,144

HOUSING – 0.1%

New Jersey Housing & Mortgage Finance Agency, NJ, Current Refunding Revenue Bonds, (Series A), 3.60%, 11/01/33	400,000	426,145

SCHOOL DISTRICT – 0.3%

Newark Board of Education, NJ, GO Unlimited, AD Valorem Property Tax, (Sustainability Bonds), (BAM)

5.00%, 07/15/28	250,000	299,516

5.00%, 07/15/29	250,000	305,143

5.00%, 07/15/30	250,000	310,566

TOTAL SCHOOL DISTRICT		$915,225

TOTAL NEW JERSEY		$18,433,777

Description	Par Value	Value

NEW YORK – 6.6%

GENERAL – 1.0%

New York City Transitional Finance Authority Building Aid Revenue, NY, Advance Refunding Revenue Bonds, Ad Valorem Property Tax (Series S), (State Aid Withholding), 5.00%, 07/15/33	$3,000,000	$3,534,350

GENERAL OBLIGATIONS – 0.8%

New York City, NY, GO Unlimited, (Series A), 4.00%, 08/01/37	1,500,000	1,716,445

New York City, NY, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A-1), 5.00%, 08/01/24	1,000,000	1,096,174

TOTAL GENERAL OBLIGATIONS		$2,812,619

HIGHER EDUCATION – 0.7%

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Series C), (NATL), 5.25%, 07/01/30	1,040,000	1,245,791

Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	990,000	1,181,510

TOTAL HIGHER EDUCATION		$2,427,301

HOUSING – 0.6%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), (UBF Faculty-Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	1,947,886

MEDICAL – 0.0%**

New York State Dormitory Authority, NY, Revenue Bonds, (Memorial Sloan-Kettering Cancer Center), (NATL), 5.50%, 07/01/23	35,000	36,505

TRANSPORTATION – 2.4%

New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K), 5.00%, 01/01/30	3,000,000	3,310,552

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)

4.00%, 03/15/30	1,000,000	1,121,621

5.00%, 09/15/31	2,500,000	2,956,597

Port Authority of New York & New Jersey, NY, Revenue Bonds, (85th Series), 5.38%, 03/01/28	945,000	1,077,953

TOTAL TRANSPORTATION		$8,466,723

WATER – 1.1%

New York City Water & Sewer System, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	3,000,000	3,841,543

TOTAL NEW YORK		$23,066,927

NORTH CAROLINA – 1.9%

POWER – 1.5%

North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	5,213,090

January 31, 2022 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

TRANSPORTATION – 0.4%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	$1,250,000	$1,519,634

TOTAL NORTH CAROLINA		$6,732,724

OHIO – 4.5%

HIGHER EDUCATION – 0.3%

Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,220,895

HOUSING – 1.1%

Ohio Housing Finance Agency, OH, Revenue Bonds, (Series B), 4.50%, 03/01/50	3,540,000	3,832,694

MEDICAL – 1.4%

Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,645,969

Montgomery County, OH, Hospital Improvement Revenue Bonds, (Unrefunded - Catholic Health Initiatives), Prerefunded/ETM, 5.25%, 05/01/29	10,000	10,695

State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	1,250,000	1,403,825

TOTAL MEDICAL		$5,060,489

POWER – 1.1%

American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), (Series A), 5.00%, 02/15/32	3,000,000	3,701,329

TRANSPORTATION – 0.6%

Ohio Turnpike & Infrastructure Commission, OH, Refunding Revenue Bonds, (Series A), (NATL), 5.50%, 02/15/24	1,985,000	2,080,159

TOTAL OHIO		$15,895,566

OREGON – 0.4%

GENERAL OBLIGATIONS – 0.4%

Lane Community College, OR, GO Unlimited, AD Valorem Property Tax, (Series A), (SCH BD GTY), 5.00%, 06/15/30	1,000,000	1,262,554

TOTAL OREGON		$1,262,554

PENNSYLVANIA – 6.2%

AIRPORT – 1.0%

Allegheny County Airport Authority, PA, Revenue Bonds, (Series A), 5.00%, 01/01/28	1,500,000	1,761,453

Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,741,197

TOTAL AIRPORT		$3,502,650

DEVELOPMENT – 0.9%

Pennsylvania Economic Development Financing Authority, PA, Revenue Bonds, (Waste Management Inc., Project), 1.75%, 08/01/38Δ	3,000,000	3,043,819

Description	Par Value	Value

GENERAL OBLIGATIONS – 0.2%

Commonwealth of Pennsylvania, PA, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series 1), 5.00%, 01/01/27	$660,000	$770,145

HIGHER EDUCATION – 0.3%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,177,940

MEDICAL – 0.4%

Pottsville Hospital Authority, PA, Current Refunding Revenue Bonds, (Schuylkill Health System Project), Prerefunded/ETM, 6.50%, 07/01/28	1,260,000	1,408,585

TOBACCO SETTLEMENT – 0.3%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,181,087

TRANSPORTATION – 0.7%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,372,857

UTILITIES – 0.4%

Philadelphia Gas Works Co., PA, Revenue Bonds, Natural Gas Utility Improvements, (1998 General Ordinance), (15th Series), 5.00%, 08/01/26	1,100,000	1,260,377

WATER – 2.0%

Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	6,711,270

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	340,000	449,717

TOTAL WATER		$7,160,987

TOTAL PENNSYLVANIA		$21,878,447

PUERTO RICO – 0.0%**

GENERAL – 0.0%**

Puerto Rico Public Finance Corp., PR, Refunding Revenue Bonds, Prerefunded/ETM, (AGC-ICC AGM-CR), 6.00%, 08/01/26	70,000	83,903

TOTAL PUERTO RICO		$83,903

RHODE ISLAND – 0.4%

STUDENT LOAN – 0.4%

Rhode Island Student Loan Authority, RI, Revenue Bonds, (Series A), 5.00%, 12/01/23	1,200,000	1,281,507

TOTAL RHODE ISLAND		$1,281,507

SOUTH CAROLINA – 2.0%

HOUSING – 0.3%

South Carolina State Housing Finance & Development Authority, SC, Revenue Bonds, (Series B-2), 4.00%, 07/01/43	910,000	950,060

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

TOBACCO SETTLEMENT – 1.7%

Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), Prerefunded/ETM, 6.38%, 05/15/30	$4,515,000	$5,971,522

TOTAL SOUTH CAROLINA		$6,921,582

SOUTH DAKOTA – 0.5%

HOUSING – 0.5%

South Dakota Housing Development Authority, SD, Single Family Refunding Revenue Bonds, (Series A), 3.75%, 11/01/50	1,830,000	1,954,592

TOTAL SOUTH DAKOTA		$1,954,592

TENNESSEE – 0.5%

MEDICAL – 0.5%

Chattanooga Health Educational & Housing Facility Board, TN, Revenue Bonds, CommonSpirit Health, (Series A), 4.00%, 08/01/36	1,500,000	1,670,101

TOTAL TENNESSEE		$1,670,101

TEXAS – 11.1%

AIRPORT – 0.3%

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,157,082

EDUCATION – 1.0%

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools)

5.00%, 08/15/27	1,000,000	1,188,426

5.00%, 08/15/29	1,000,000	1,212,472

5.00%, 08/15/31	835,000	938,686

TOTAL EDUCATION		$3,339,584

GENERAL – 0.6%

Dallas TX Hotel Occupancy Tax Revenue, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax

4.00%, 08/15/31	1,000,000	1,094,584

4.00%, 08/15/32	1,000,000	1,092,758

TOTAL GENERAL		$2,187,342

GENERAL OBLIGATIONS – 4.4%

Collin County Community College District, TX, GO Limited, AD Valorem Property Tax, (Series A)

5.00%, 08/15/27	1,000,000	1,194,303

5.00%, 08/15/33	2,000,000	2,497,873

El Paso, TX, GO Limited, AD Valorem Property Tax, 4.00%, 08/15/33	2,300,000	2,541,847

Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax

4.00%, 04/01/22	100,000	100,551

4.00%, 04/01/23	100,000	103,379

4.00%, 04/01/24	100,000	105,329

4.00%, 04/01/25	100,000	107,084

4.00%, 04/01/26	100,000	108,454

4.00%, 04/01/27	100,000	109,508

4.00%, 04/01/28	100,000	110,227

Description	Par Value	Value

4.00%, 04/01/29	$100,000	$110,669

4.00%, 04/01/30	100,000	110,867

4.00%, 04/01/31	350,000	386,795

4.00%, 04/01/32	100,000	110,112

4.00%, 04/01/33	100,000	110,138

4.00%, 04/01/34	100,000	110,224

4.00%, 04/01/35	100,000	109,980

4.00%, 04/01/36	380,000	417,529

State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,536,500

State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	4,589,031

TOTAL GENERAL OBLIGATIONS		$15,570,400

MEDICAL – 0.5%

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,764,484

SCHOOL DISTRICT – 1.8%

Beaumont Independent School District, TX, GO Unlimited, Current Refunding, AD Valorem Property Tax, 4.00%, 02/15/31	1,000,000	1,106,073

Judson Independent School District, TX, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 4.00%, 02/01/33	1,525,000	1,673,227

Lewisville Independent School District, TX, GO Unlimited, AD Valorem Property Tax, 4.00%, 08/15/34	3,000,000	3,497,597

TOTAL SCHOOL DISTRICT		$6,276,897

TRANSPORTATION – 1.2%

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,721,860

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Series F), 5.00%, 01/01/25	1,000,000	1,083,555

Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 08/15/32	1,225,000	1,336,793

TOTAL TRANSPORTATION		$4,142,208

UTILITIES – 1.3%

Austin, TX, Refunding Revenue Bonds, (BHAC-CR NATL-RE), 5.25%, 05/15/25	4,315,000	4,599,051

TOTAL TEXAS		$39,037,048

UTAH – 4.2%

AIRPORT – 1.8%

Salt Lake City, UT, Revenue Bonds, (Series A)

5.00%, 07/01/32	3,000,000	3,543,610

5.00%, 07/01/33	2,500,000	2,951,950

TOTAL AIRPORT		$6,495,560

MEDICAL – 2.4%

Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM 5.40%, 02/15/28	2,500,000	2,781,187

January 31, 2022 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

5.13%, 02/15/33	$4,990,000	$5,512,235

TOTAL MEDICAL		$8,293,422

TOTAL UTAH		$14,788,982

WASHINGTON – 4.1%

GENERAL – 1.8%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	5,915,000	6,398,797

MEDICAL – 0.6%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	2,069,907

SCHOOL DISTRICT – 1.3%

Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,516,871

King County School District No. 414 Lake Washington, WA, GO Limited, AD Valorem Property Tax, 4.00%, 12/01/23	1,000,000	1,056,429

TOTAL SCHOOL DISTRICT		$4,573,300

Description	Par Value	Value

WATER – 0.4%

King County, Sewer, WA, Advance Refunding Revenue Bonds, 5.00%, 07/01/32	$1,100,000	$1,294,202

TOTAL WASHINGTON		$14,336,206

TOTAL MUNICIPAL BONDS (Cost $344,222,070)		$345,062,546

	Number of Shares
MONEY MARKET FUND – 0.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	2,383,489	2,383,489

TOTAL MONEY MARKET FUND (Cost $2,383,489)		$2,383,489

TOTAL INVESTMENTS – 98.8% (Cost $346,605,559)		$347,446,035

OTHER ASSETS LESS LIABILITIES – 1.2%		4,308,575

TOTAL NET ASSETS – 100.0%		$351,754,610

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$345,062,546	$—	$345,062,546

Money Market Fund	2,383,489	—	—	2,383,489

Total	$2,383,489	$345,062,546	$—	$347,446,035

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their descriptions.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Municipal Bond Fund (concluded)

ICC	Insured Custody Certificates

IDA	Industrial Development Authority/Agency

LLC	Limited Liability Corporation

NATL	National Public Finance Guarantee Corporation

RE	Reinsurance

SCH BD GTY	School Bond Guaranty

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2022 (unaudited)